Inventory, Net (Tables)	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
Schedule of Inventory, Net
Inventory, net consists of the following:

	December 31, 2022	December 31, 2021
Product inventory—Pellets	$6,213	$6,318
Less: Obsolete and expired pellet allowance	(1,298)	(1,356)

Pellet inventory, net	4,915	4,962

Product inventory—Dietary supplements	6,283	4,849
Less: Obsolete and expired dietary supplement allowance	(15)	(196)

Dietary supplement inventory, net	6,268	4,653

Inventory, net	$11,183	$9,615